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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING


                                               Commission File Number: 000-50760

(Check one):

[ ] Form 10-K     [ ] Form 20-F     [ ] Form 11-K     |X| Form 10-Q
[ ] Form N-SAR    [ ] Form N-CSR


         For the Period Ended:   MARCH 31, 2004

         [ ]      Transition Report on Form 10-K and Form 10-KSB
         [ ]      Transition Report on Form 20-F
         [ ]      Transition Report on Form 11-K
         [ ]      Transition Report on Form 10-Q and Form 10-QSB
         [ ]      Transition Report on Form N-SAR

         For the Transition Period Ended: _________________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:


PART I -- REGISTRANT INFORMATION

Full name of registrant:   FINANCIAL TELECOM LIMITED (USA), INC.
                          ------------------------------------------------------

Former name if applicable:
                            ----------------------------------------------------

Address of principal executive office (street and number):
                            308, HANG BONG COMMERCIAL CENTER, 28 SHANGHAI STREET
                            ----------------------------------------------------

City, State and Zip Code:           KOWLOON, HONG KONG
                           -----------------------------------------------------




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PART II -- RULE 12B-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box of appropriate)

         (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

         (b) The subject annual report, semi-annual report, transition report on Forms 10-K, 20-F, 11-K or Form N-SAR, or portion
 [X] thereof, will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

         (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


PART III -- NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 10-KSB, 11-K, 20-F, 10-Q, 10-Q, N-SAR, or the transition report portion thereof, could not be filed within the prescribed time period:

         Financial Telecom Limited (USA), Inc. was unable to file its Form 10-QSB for the fiscal quarter ended March 31, 2004 without unreasonable effort due to management's focus on the proposed spin-off of Financial Telecom Limited (USA), Inc. from The Hartcourt Companies, Inc.

PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:


              STEPHEN TANG                                 852 2868 0668
         --------------------                     ------------------------------
                (Name)                            (Area Code) (Telephone number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report (s) been filed? If the answer is no, identify report(s):

         Yes   |X|     No  [ ]

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

         Yes  [ ]      No  |X|

         If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.



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                                   SIGNATURES

                      FINANCIAL TELECOM LIMITED (USA), INC.
                  (Name of registrant as specified in charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.



Date:    July 12, 2004                    By: /s/ Stephen Tang
                                              ----------------------------------
                                              Stephen Tang
                                              Its: President